Average Annual Total Returns - Class Y Shares - Alger Focus Equity Fund - AC	Class Y Inception Date	Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes Since Inception	Class Y Return After Taxes on Distributions 1 Year	Class Y Return After Taxes on Distributions Since Inception	Class Y Return After Taxes on Distributions and Sale of Shares 1 Year	Class Y Return After Taxes on Distributions and Sale of Shares Since Inception	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Feb. 28, 2017	46.13%	26.38%	43.73%	24.85%	28.37%	20.91%	38.49%	23.52%